Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Growth Strategies Fund	FGVAX	FGVTX	FGVBX	FGECX	FRVIX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector All Cap Fund (formerly Fidelity Advisor Dynamic Capital Appreciation Fund)	FARAX	FRGTX	FRMBX	FRECX	FDCIX
Fidelity Advisor Strategic Growth Fund	FTQAX	FTQTX	FTQBX	FTQCX	FTQIX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Convertible Securities Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

ACOM11B-11-01  February 8, 2011
1.739097.138

Supplement to the

Fidelity® Equity-Income II Fund Class K (FETKX), Fidelity Growth Company Fund Class K (FGCKX),
Fidelity Growth Strategies Fund Class K (FAGKX), Fidelity Independence Fund Class K (FDFKX), and
Fidelity Value Strategies Fund Class K (FVSKX)

Fidelity Value Strategies Fund Class K is a Class of shares of Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

K-COM11B-11-01  February 8, 2011
1.881475.103

Supplement to the

Fidelity® Convertible Securities Fund (FCVSX), Fidelity Equity-Income II Fund (FEQTX), Fidelity Growth Company Fund (FDGRX), Fidelity Growth Strategies Fund (FDEGX), Fidelity Independence Fund (FDFFX), and Fidelity New Millennium Fund® (FMILX)

Fidelity Convertible Securities Fund is a Class of shares of Fidelity Convertible Securities Fund; Fidelity Equity-Income II Fund is a Class of shares of Fidelity Equity-Income II Fund; Fidelity Growth Company Fund is a Class of shares of Fidelity Growth Company Fund; Fidelity Growth Strategies Fund is a Class of shares of Fidelity Growth Strategies Fund; Fidelity Independence Fund is a Class of shares of Fidelity Independence Fund

Funds of Fidelity Financial Trust and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

FFVSB-11-01  February 8, 2011
1.800200.111